united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/20

Item 1. Reports to Stockholders.

Ladenburg Income Fund

Ladenburg Income & Growth Fund

Ladenburg Growth & Income Fund

Ladenburg Growth Fund

Ladenburg Aggressive Growth Fund

Semi-Annual Report

December 31, 2020

1-877-803-6583

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Ladenburg Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ladenburg Thalmann & Co.

Member FINRA

Ladenburg Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for the six months ended December 31, 2020, as compared to its benchmark:

				Average Annual Return
	Six Months	One Year	Annualized Five Years	Since Inception**
Ladenburg Income Fund Class A	6.19%	5.61%	4.85%	4.11%
Ladenburg Income Fund Class A with load of 5.00%	0.87%	(2.42)%	(2.42)%	3.11%
Ladenburg Income Fund Class C	5.74%	4.81%	4.11%	3.42%
Ladenburg Income Fund Class I	6.25%	5.76%	4.98%	4.23%
S&P 500 Total Return Index ***	22.16%	18.40%	15.22%	15.96%
Barclays US Gov’t/Credit Index ****	1.10%	6.43%	3.63%	3.27%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.87%, 2.61% and 1.62% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2020 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2020	% of Net Assets
Exchange Traded Funds - Debt Funds	72.0%
Exchange Traded Funds - Equity Funds	23.0%
Mutual Funds	3.0%
Other Assets Less Liabilities	2.0%
100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Income & Growth Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for the six months ended December 31, 2020, as compared to its benchmark:

				Average Annual Return
	Six Months	One Year	Annualized Five Years	Since Inception**
Ladenburg Income & Growth Fund Class A	10.65%	8.02%	6.23%	5.53%
Ladenburg Income & Growth Fund Class A with load of 5.00%	5.10%	2.65%	5.15%	4.52%
Ladenburg Income & Growth Fund Class C	10.22%	7.24%	5.52%	4.87%
Ladenburg Income & Growth Fund Class I	10.73%	8.20%	6.53%	5.81%
S&P 500 Total Return Index ***	22.16%	18.40%	15.22%	15.96%
Barclays US Gov’t/Credit Index ****	1.10%	6.43%	3.63%	3.27%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.38%, 2.13% and 1.13% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2020 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2020	% of Net Assets
Exchange Traded Funds - Debt Funds	52.2%
Exchange Traded Funds - Equity Funds	42.9%
Short-Term Investment	1.8%
Mutual Funds	4.0%
Liabilities in Excess of Other Assets	(0.9)%
100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Growth & Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for the six months ended December 31, 2020, as compared to its benchmark:

				Average Annual Return
	Six Months	One Year	Annualized Five Years	Since Inception**
Ladenburg Growth & Income Fund Class A	14.88%	11.35%	8.09%	7.36%
Ladenburg Growth & Income Fund Class A with load of 5.00%	9.15%	5.81%	6.99%	6.33%
Ladenburg Growth & Income Fund Class C	14.38%	10.42%	7.28%	6.57%
Ladenburg Growth & Income Fund Class I	15.00%	11.57%	8.27%	7.53%
S&P 500 Total Return Index ***	22.16%	18.40%	15.22%	15.96%
Barclays US Gov’t/Credit Index ****	1.10%	6.43%	3.63%	3.27%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.20%, 1.95% and 0.96% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2020 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2020	% of Net Assets
Exchange Traded Funds - Equity Funds	54.1%
Exchange Traded Funds - Debt Funds	32.7%
Mutual Funds	7.5%
Short-Term Investment	6.2%
Liabilities in Excess of Other Assets	(0.5)%
100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Growth Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for the six months ended December 31, 2020, as compared to its benchmark:

				Average Annual Return
	Six Months	One Year	Annualized Five Years	Since Inception**
Ladenburg Growth Fund Class A	18.93%	14.23%	9.74%	8.80%
Ladenburg Growth Fund Class A with load of 5.00%	12.94%	8.54%	8.62%	7.75%
Ladenburg Growth Fund Class C	18.50%	13.44%	8.92%	8.00%
Ladenburg Growth Fund Class I	19.05%	14.43%	9.90%	8.95%
S&P 500 Total Return Index ***	22.16%	18.40%	15.22%	15.96%
Barclays US Gov’t/Credit Index ****	1.10%	6.43%	3.63%	3.27%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.27%, 2.02% and 1.02% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2020 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2020	% of Net Assets
Exchange Traded Funds - Equity Funds	73.6%
Exchange Traded Funds - Debt Funds	18.4%
Mutual Funds	6.9%
Short-Term Investment	1.2%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Aggressive Growth Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2020

The Fund’s performance figures* for the six months ended December 31, 2020, as compared to its benchmark:

				Average Annual Return
	Six Months	One Year	Annualized Five Years	Since Inception**
Ladenburg Aggressive Growth Fund Class A	22.02%	17.37%	11.85%	10.71%
Ladenburg Aggressive Growth Fund Class A with load of 5.00%	15.96%	11.52%	10.70%	9.65%
Ladenburg Aggressive Growth Fund Class C	21.63%	16.52%	10.76%	9.68%
Ladenburg Aggressive Growth Fund Class I	22.15%	17.60%	11.74%	10.59%
S&P 500 Total Return Index ***	22.16%	18.40%	15.22%	15.96%
Barclays US Gov’t/Credit Index ****	1.10%	6.43%	3.63%	3.27%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.48%, 2.24% and 1.23% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2020 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2020	% of Net Assets
Exchange Traded Funds - Equity Funds	83.3%
Mutual Funds	7.8%
Exchange Traded Funds - Debt Funds	6.8%
Short-Term Investment	1.9%
Other Assets Less Liabilities	0.2%
100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Value
	MUTUAL FUNDS - 3.0%
18,280	JPMorgan Hedged Equity Fund - Institutional Class	$438,174
	TOTAL MUTUAL FUNDS (Cost - $370,547)

	EXCHANGE TRADED FUNDS - 95.0%
	DEBT FUNDS - 72.0%
11,082	iShares Core U.S. Aggregate Bond ETF	1,309,782
23,731	iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	1,309,239
82,538	SPDR Doubleline Total Return Tactical ETF	4,067,473
28,153	Vanguard Intermediate-Term Bond ETF	2,614,006
14,022	Vanguard Short-Term Bond ETF	1,162,424
		10,462,924
	EQUITY FUNDS - 23.0%
11,276	Schwab U.S. Large-Cap Growth ETF	1,447,951
17,244	Schwab U.S. Large-Cap Value ETF	1,026,535
2,708	Vanguard Mid-Cap Growth ETF	574,286
2,459	Vanguard Mid-Cap Value ETF	292,523
		3,341,295
	TOTAL EXCHANGE TRADED FUNDS (Cost - $12,724,789)	13,804,219

	TOTAL INVESTMENTS - 98.0% (Cost - $13,095,336)	$14,242,393
	OTHER ASSETS LESS LIABILITIES - 2.0%	284,982
	TOTAL NET ASSETS - 100.0%	$14,527,375

ETF - Exchange Traded Fund.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Value
	MUTUAL FUNDS - 4.0%
99,820	JPMorgan Hedged Equity Fund - Institutional Class	$2,392,693
	TOTAL MUTUAL FUNDS (Cost - $2,014,875)

	EXCHANGE TRADED FUNDS - 95.1%
	DEBT FUNDS - 52.2%
50,455	iShares Core U.S. Aggregate Bond ETF	5,963,276
32,403	iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	1,787,674
241,455	SPDR Doubleline Total Return Tactical ETF	11,898,902
70,410	Vanguard Intermediate-Term Bond ETF	6,537,569
64,647	Vanguard Short-Term Bond ETF	5,359,236
		31,546,657
	EQUITY FUNDS - 42.9%
20,470	iShares Core MSCI Emerging Markets ETF	1,269,959
80,050	Schwab U.S. Large-Cap Growth ETF	10,279,220
123,722	Schwab U.S. Large-Cap Value ETF	7,365,171
18,238	Vanguard Mid-Cap Growth ETF	3,867,733
26,189	Vanguard Mid-Cap Value ETF	3,115,443
		25,897,526
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $49,942,077)	57,444,183

	SHORT-TERM INVESTMENT - 1.8%
	MONEY MARKET FUND
1,113,404	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 0.03% +	1,113,404
	(Cost - $1,113,404)

	TOTAL INVESTMENTS - 100.9% (Cost - $53,070,356)	$60,950,280
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%	(561,098)
	TOTAL NET ASSETS - 100.0%	$60,389,182

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on December 31, 2020.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Value
	MUTUAL FUNDS - 7.5%
470,714	JPMorgan Hedged Equity Fund - Institutional Class	$11,283,020
	TOTAL MUTUAL FUNDS (Cost - $9,332,508)

	EXCHANGE TRADED FUNDS - 86.8%
	DEBT FUNDS - 32.7%
122,935	iShares Core U.S. Aggregate Bond ETF	14,529,688
261,687	SPDR Doubleline Total Return Tactical ETF	12,895,935
121,602	Vanguard Intermediate-Term Bond ETF	11,290,746
175,057	Vanguard Short-Term Bond ETF	14,512,225
		53,228,594
	EQUITY FUNDS - 54.1%
52,892	iShares Core MSCI Emerging Markets ETF	3,281,420
288,996	Schwab U.S. Large-Cap Growth ETF	37,109,976
463,264	Schwab U.S. Large-Cap Value ETF	27,578,106
77,530	Vanguard Mid-Cap Growth ETF	16,441,787
95,390	Vanguard Mid-Cap Value ETF	11,347,594
		95,758,883
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $122,898,720)	148,987,477

	SHORT-TERM INVESTMENT - 6.2%
	MONEY MARKET FUND
2,409,401	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 0.03% +	2,409,401
	(Cost - $2,409,401)

	TOTAL INVESTMENTS - 100.5% (Cost - $134,640,629)	$162,679,898
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(760,457)
	TOTAL NET ASSETS - 100.0%	$161,919,441

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on December 31, 2020.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Value
	MUTUAL FUNDS - 6.9%
277,585	JPMorgan Hedged Equity Fund - Institutional Class	$6,653,717
	TOTAL MUTUAL FUNDS - (Cost - $5,558,737)

	EXCHANGE TRADED FUNDS - 92.0%
	DEBT FUNDS - 18.4%
47,902	iShares Core U.S. Aggregate Bond ETF	5,661,537
95,287	SPDR Doubleline Total Return Tactical ETF	4,695,743
20,207	Vanguard Intermediate-Term Bond ETF	1,876,220
68,142	Vanguard Short-Term Bond ETF	5,648,972
		17,882,472
	EQUITY FUNDS - 73.6%
47,496	iShares Cores MSCI Emerging Markets ETF	2,946,652
197,235	Schwab U.S. Large-Cap Growth ETF	25,326,946
323,289	Schwab U.S. Large-Cap Value ETF	19,245,394
59,126	Schwab US Small-Cap ETF	5,262,214
51,567	Vanguard Mid-Cap Growth ETF	10,935,814
64,985	Vanguard Mid-Cap Value ETF	7,730,616
		71,447,636
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $71,157,641)	89,330,108

	SHORT-TERM INVESTMENT - 1.2%
	MONEY MARKET FUND
1,189,746	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 0.03% +	1,189,746
	(Cost - $1,189,746)

	TOTAL INVESTMENTS - 100.1% (Cost - $77,906,124)	$97,173,571
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(109,669)
	TOTAL NET ASSETS - 100.0%	$97,063,902

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on December 31, 2020.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Value
	MUTUAL FUNDS - 7.8%
108,186	JPMorgan Hedged Equity Fund - Institutional Class	$2,593,211
	TOTAL MUTUAL FUNDS - (Cost - $2,188,560)

	EXCHANGE TRADED FUNDS - 90.1%
	DEBT FUNDS - 6.8%
10,952	iShares Core U.S. Aggregate Bond ETF	1,294,417
11,671	Vanguard Short-Term Bond ETF	967,526
		2,261,943
	EQUITY FUNDS - 83.3%
21,652	iShares Core MSCI Emerging Markets ETF	1,343,290
11,373	JPMorgan Diversified Return International Equity ETF	662,022
71,871	Schwab U.S. Large-Cap Growth ETF	9,228,955
116,915	Schwab U.S. Large-Cap Value ETF	6,959,950
28,300	Schwab US Small-Cap ETF	2,518,700
20,510	Vanguard Mid-Cap Growth ETF	4,349,555
22,043	Vanguard Mid-Cap Value ETF	2,622,235
		27,684,707
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $22,940,016)	29,946,650

	SHORT-TERM INVESTMENT - 1.9%
	MONEY MARKET FUND
613,410	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 0.03% +	613,410
	(Cost - $613,410)

	TOTAL INVESTMENTS - 99.8% (Cost - $25,741,986)	$33,153,271
	OTHER ASSETS LESS LIABILITIES - 0.2%	66,428
	TOTAL NET ASSETS - 100.0%	$33,219,699

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on December 31, 2020.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2020

		Ladenburg	Ladenburg		Ladenburg
	Ladenburg	Income &	Growth &	Ladenburg	Aggressive
	Income	Growth	Income	Growth	Growth
	Fund	Fund	Fund	Fund	Fund
Assets:
Investments in Securities at Cost	$13,095,336	$53,070,356	$134,640,629	$77,906,124	$25,741,986
Investments in Securities at Value	$14,242,393	$60,950,280	$162,679,898	$97,173,571	$33,153,271
Due from Advisor	678	—	—	—	—
Receivable for Fund Shares Sold	—	108,289	145,910	41,335	90,262
Dividends and Interest Receivable	1	10	32	21	11
Receivable for Securities Sold	317,521	—	—	—	—
Prepaid Expenses and Other Assets	14,435	18,724	23,033	23,549	19,486
Total Assets	14,575,028	61,077,303	162,848,873	97,238,476	33,263,030

Liabilities:
Payable for Securities Purchased	—	509,903	524,045	—	—
Redemptions Payable	296	96,649	157,750	39,260	—
Due to Bank	31,581	—	—	—	—
Payable to Related Parties	2,266	6,079	24,901	10,057	2,467
Accrued Advisory Fees	—	65,903	186,804	108,905	26,036
Accrued Distribution Fees	3,098	1,430	9,276	3,173	2,067
Accrued Expenses and Other Liabilities	10,412	8,157	26,656	13,179	12,761
Total Liabilities	47,653	688,121	929,432	174,574	43,331

Net Assets	$14,527,375	$60,389,182	$161,919,441	$97,063,902	$33,219,699

Composition of Net Assets:
At December 31, 2020, Net Assets consisted of:
Paid-in-Capital	$13,238,509	$53,373,642	$133,804,189	$77,964,124	$25,865,278
Accumulated Earnings	1,288,866	7,015,540	28,115,252	19,099,778	7,354,421
Net Assets	$14,527,375	$60,389,182	$161,919,441	$97,063,902	$33,219,699

Class A Net Assets	$533,709	$1,289,769	$2,141,002	$616,171	$110,324
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	46,016	103,204	155,959	41,097	6,851
Net Asset Value (Net Assets/Shares Outstanding and Redemption Price Per Share)	$11.60	$12.50	$13.73	$14.99	$16.10
Maximum Offering Price Per Share (Maximum Sales Charge 5.00%)(a)	$12.21	$13.16	$14.45	$15.78	$16.95

Class C Net Assets	$35,949	$17,008	$87,603	$110,455	$262,481
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	3,128	1,378	6,513	7,431	16,796
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$11.49	$12.34	$13.45	$14.86	$15.63

Class I Net Assets	$13,957,717	$59,082,405	$159,690,836	$96,337,276	$32,846,894
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	1,207,270	4,703,359	11,596,836	6,447,122	2,072,804
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$11.56	$12.56	$13.77	$14.94	$15.85

(a)	On investments of $50,000 or more, the offering price is reduced

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2020

		Ladenburg	Ladenburg		Ladenburg
	Ladenburg	Income &	Growth &	Ladenburg	Aggressive
	Income	Growth	Income	Growth	Growth
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Dividend Income	$204,568	$642,421	$1,509,115	$815,261	$264,139
Interest Income	161	459	2,151	956	307
Total Investment Income	204,729	642,880	1,511,266	816,217	264,446

Expenses:
Investment Advisory Fees	39,922	137,290	375,389	216,925	75,230
Distribution Fees - Class A	641	1,630	2,774	971	122
Distribution Fees - Class C	176	82	975	515	1,199
Registration & Filing Fees	12,567	13,863	19,156	17,000	14,115
Administration Fees	7,787	17,871	49,398	27,445	13,160
Audit Fees	7,441	7,441	7,441	7,441	7,441
Trustees’ Fees	8,072	6,772	6,773	6,772	7,772
Third Party Administrative Services Fees	6,081	18,452	56,614	37,950	11,790
Legal Fees	5,656	6,306	11,845	7,315	5,550
Chief Compliance Officer Fees	3,560	3,467	9,276	5,246	3,585
Printing Expense	3,034	2,576	7,162	4,146	1,793
Transfer Agent Fees	5,563	13,150	26,207	14,981	5,436
Custody Fees	2,221	2,554	5,993	3,240	2,521
Miscellaneous Expenses	1,260	1,562	3,075	2,066	1,562
Insurance Expense	189	474	1,296	724	302
Total Expenses	104,170	233,490	583,374	352,737	151,578
Less: Expenses Waived/Reimbursed by the Advisor	(35,759)	(6,467)	(6,169)	(4,192)	(22,374)
Net Expenses	68,411	227,023	577,205	348,545	129,204
Net Investment Income	136,318	415,857	934,061	467,672	135,242

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	453,447	759,239	3,979,906	1,492,650	601,795
Net Change in Unrealized Appreciation on Investments	360,773	4,371,272	15,781,592	13,115,565	5,207,566
Net Realized and Unrealized Gain on Investments	814,220	5,130,511	19,761,498	14,608,215	5,809,361

Net Increase in Net Assets Resulting From Operations	$950,538	$5,546,368	$20,695,559	$15,075,887	$5,944,603

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2020	June 30, 2020
	(Unaudited)
Operations:
Net Investment Income	$136,318	$228,637
Net Realized Gain (Loss) on Investments	453,447	(283,392)
Net Change in Unrealized Appreciation on Investments	360,773	373,522
Net Increase in Net Assets Resulting From Operations	950,538	318,767

Distributions to Shareholders From:
Return of Capital
Class A	—	(972)
Class C	—	(35)
Class I	—	(31,789)
Distributions Paid
Class A	(3,140)	(8,476)
Class C	(110)	(405)
Class I	(110,161)	(221,288)
Net Decrease in Net Assets from Distributions to Shareholders	(113,411)	(262,965)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	16,892	22,857
Distributions Reinvested	3,113	7,830
Payment for Shares Redeemed	(5,151)	(389,535)
Class C
Proceeds from Shares Issued	—	—
Distributions Reinvested	53	211
Payment for Shares Redeemed	—	—
Class I
Proceeds from Shares Issued	3,911,139	7,855,132
Distributions Reinvested	93,646	218,930
Payment for Shares Redeemed	(4,905,449)	(3,717,054)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	(885,757)	3,998,371

Total Increase in Net Assets	(48,630)	4,054,173

Net Assets:
Beginning of Period	14,576,005	10,521,832
End of Period	$14,527,375	$14,576,005

Share Activity
Class A
Shares Sold	1,512	2,083
Shares Reinvested	273	713
Shares Redeemed	(460)	(35,690)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	1,325	(32,894)

Class C
Shares Sold	—	—
Shares Reinvested	5	19
Shares Redeemed	—	—
Net Increase in Shares of Beneficial Interest Outstanding	5	19

Class I
Shares Sold	349,115	719,427
Shares Reinvested	8,250	20,014
Shares Redeemed	(431,639)	(344,549)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(74,274)	394,892

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2020	June 30, 2020
	(Unaudited)
Operations:
Net Investment Income	$415,857	$672,252
Net Realized Gain (Loss) on Investments	759,239	(1,495,721)
Net Change in Unrealized Appreciation on Investments	4,371,272	1,698,679
Net Increase in Net Assets Resulting From Operations	5,546,368	875,210

Distributions to Shareholders From:
Total Return of Capital
Class A	—	(2,512)
Class C	—	(16)
Class I	—	(109,650)
Total Distributions Paid
Class A	(7,083)	(22,790)
Class C	(65)	(180)
Class I	(374,586)	(682,587)
Net Decrease in Net Assets from Distributions to Shareholders	(381,734)	(817,735)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	1,894	79,593
Distributions Reinvested	6,587	20,699
Payment for Shares Redeemed	(140,362)	(351,649)
Class C
Proceeds from Shares Issued	—	—
Distributions Reinvested	64	196
Payment for Shares Redeemed	—	—
Class I
Proceeds from Shares Issued	12,766,197	22,836,099
Distributions Reinvested	336,402	710,726
Payment for Shares Redeemed	(8,120,530)	(8,425,556)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	4,850,252	14,870,108

Total Increase in Net Assets	10,014,886	14,927,583

Net Assets:
Beginning of Period	50,374,296	35,446,713
End of Period	$60,389,182	$50,374,296

Share Activity
Class A
Shares Sold	162	6,992
Shares Reinvested	542	1,809
Shares Redeemed	(11,695)	(31,251)
Net Decrease in Shares of Beneficial Interest Outstanding	(10,991)	(22,450)

Class C
Shares Sold	—	—
Shares Reinvested	5	18
Shares Redeemed	—	—
Net Increase in Shares of Beneficial Interest Outstanding	5	18

Class I
Shares Sold	1,061,349	2,007,970
Shares Reinvested	27,596	61,881
Shares Redeemed	(681,275)	(751,865)
Net Increase in Shares of Beneficial Interest Outstanding	407,670	1,317,986

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2020	June 30, 2020
	(Unaudited)
Operations:
Net Investment Income	$934,061	$1,676,153
Net Realized Income (Loss) on Investments	3,979,906	(3,882,239)
Net Change in Unrealized Appreciation on Investments	15,781,592	5,643,960
Net Increase in Net Assets Resulting From Operations	20,695,559	3,437,874

Distributions to Shareholders From:
Distributions Paid
Class A	(8,272)	(29,446)
Class C	(319)	(3,145)
Class I	(702,414)	(1,894,059)
Net Decrease in Net Assets from Distributions to Shareholders	(711,005)	(1,926,650)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	127,067	975,555
Distributions Reinvested	8,038	28,495
Payment for Shares Redeemed	(662,059)	(415,192)
Class C
Proceeds from Shares Issued	1,600	16,400
Distributions Reinvested	307	2,687
Payment for Shares Redeemed	(172,079)	(147,493)
Class I
Proceeds from Shares Issued	27,182,589	41,708,006
Distributions Reinvested	617,443	1,669,988
Payment for Shares Redeemed	(20,634,906)	(24,589,644)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	6,468,000	19,248,802

Total Increase in Net Assets	26,452,554	20,760,026

Net Assets:
Beginning of Period	135,466,887	114,706,861
End of Period	$161,919,441	$135,466,887

Share Activity
Class A
Shares Sold	9,599	82,997
Shares Reinvested	620	2,365
Shares Redeemed	(51,133)	(36,320)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(40,914)	49,042

Class C
Shares Sold	129	1,372
Shares Reinvested	25	224
Shares Redeemed	(13,227)	(12,751)
Net Decrease in Shares of Beneficial Interest Outstanding	(13,073)	(11,155)

Class I
Shares Sold	2,106,463	3,500,715
Shares Reinvested	47,327	138,585
Shares Redeemed	(1,597,774)	(2,083,003)
Net Increase in Shares of Beneficial Interest Outstanding	556,016	1,556,297

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2020	June 30, 2020
	(Unaudited)
Operations:
Net Investment Income	$467,672	$819,937
Net Realized Gain (Loss) on Investments	1,492,650	(1,607,674)
Net Change in Unrealized Appreciation on Investments	13,115,565	2,695,081
Net Increase in Net Assets Resulting From Operations	15,075,887	1,907,344

Distributions to Shareholders From:
Total Distributions Paid
Class A	(1,752)	(11,672)
Class C	—	(219)
Class I	(613,446)	(1,131,459)
Net Decrease in Net Assets from Distributions to Shareholders	(615,198)	(1,143,350)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	23,784	447,947
Distributions Reinvested	1,700	11,473
Payments for Shares Redeemed	(665,298)	(116,146)
Class C
Proceeds from Shares Issued	3,000	18,900
Distributions Reinvested	—	147
Payments for Shares Redeemed	(2,758)	(119,203)
Class I
Proceeds from Shares Issued	13,772,245	27,868,445
Distributions Reinvested	565,745	1,036,050
Payments for Shares Redeemed	(8,678,778)	(11,825,766)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	5,019,640	17,321,847

Total Increase in Net Assets	19,480,329	18,085,841

Net Assets:
Beginning of Period	77,583,573	59,497,732
End of Period	$97,063,902	$77,583,573

Share Activity
Class A
Shares Sold	1,657	37,864
Shares Reinvested	114	873
Shares Redeemed	(48,716)	(9,751)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(46,945)	28,986

Class C
Shares Sold	223	1,571
Shares Reinvested	—	11
Shares Redeemed	(197)	(9,776)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	26	(8,194)

Class I
Shares Sold	991,510	2,239,260
Shares Reinvested	37,944	78,967
Shares Redeemed	(632,080)	(962,714)
Net Increase in Shares of Beneficial Interest Outstanding	397,374	1,355,513

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2020	June 30, 2020
	(Unaudited)
Operations:
Net Investment Income	$135,242	$243,062
Net Realized Gain (Loss) on Investments	601,795	(247,219)
Net Change in Unrealized Appreciation on Investments	5,207,566	1,129,044
Net Increase in Net Assets Resulting From Operations	5,944,603	1,124,887

Distributions to Shareholders From:
Total Distributions Paid
Class A	(1,527)	(2,753)
Class C	(2,818)	(4,236)
Class I	(531,005)	(750,120)
Net Decrease in Net Assets from Distributions to Shareholders	(535,350)	(757,109)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	3,183	7,313
Distributions Reinvested	1,525	2,753
Payment for Shares Redeemed	—	(5,486)
Class C
Proceeds from Shares Issued	—	30,443
Distributions Reinvested .	2,818	4,236
Payment for Shares Redeemed	—	—
Class I
Proceeds from Shares Issued	4,782,556	8,675,531
Distributions Reinvested	492,517	690,457
Payment for Shares Redeemed	(3,751,421)	(5,365,849)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	1,531,178	4,039,398

Total Increase in Net Assets	6,940,431	4,407,176

Net Assets:
Beginning of Period	26,279,268	21,872,092
End of Period	$33,219,699	$26,279,268

Share Activity
Class A
Shares Sold	197	537
Shares Reinvested	95	198
Shares Redeemed	—	(460)
Net Increase in Shares of Beneficial Interest Outstanding	292	275

Class C
Shares Sold	—	2,509
Shares Reinvested	181	313
Shares Redeemed	—	—
Net Increase in Shares of Beneficial Interest Outstanding	181	2,822

Class I
Shares Sold	328,744	681,669
Shares Reinvested	31,152	50,472
Shares Redeemed	(257,024)	(409,534)
Net Increase in Shares of Beneficial Interest Outstanding	102,872	322,607

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)
Net Asset Value, Beginning of Period	$10.99		$10.90	$10.53	$10.59	$10.19	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.09		0.18	0.17	0.17	0.14	0.09
Net gain (loss) from securities (both realized and unrealized)	0.60		0.11	0.38	(0.01)	0.32	0.10
Total from operations	0.69		0.29	0.55	0.16	0.46	0.19
Distributions to shareholders from:
Net investment income	(0.08)		(0.18)	(0.17)	(0.19)	(0.06)	—
Realized gains	—		—	(0.01)	(0.03)	—	—
Return of Capital	—		(0.02)	—	—	—	—
Total distributions	(0.08)		(0.20)	(0.18)	(0.22)	(0.06)	—
Net Asset Value, End of Period	$11.60		$10.99	$10.90	$10.53	$10.59	$10.19
Total Return (b)	6.19	% (e)	2.68%	5.31%	1.46%	4.50%	1.90	% (e)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$534		$491	$845	$1,024	$987	$133
Ratio of expenses to average net assets,
before reimbursement (d)	1.54	% (c)	1.65%	1.95%	2.26%	5.84%	88.37	% (c)
net of reimbursement (d)	1.00	% (c)	1.00%	1.00%	1.00%	1.00%	1.75	% (c)
Ratio of net investment income to average net assets (d)(g)	1.61	% (c)	1.68%	1.66%	1.63%	1.31%	1.04	% (c)
Portfolio turnover rate	19.97	% (e)	20.91%	34.73%	27.38%	2.91%	44.11	% (e)

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)
Net Asset Value, Beginning of Period	$10.90		$10.83	$10.46	$10.54	$10.17	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.05		0.10	0.11	0.10	0.06	(0.02)
Net gain (loss) from securities (both realized and unrealized)	0.58		0.11	0.35	(0.02)	0.32	0.19
Total from operations	0.63		0.21	0.46	0.08	0.38	0.17
Distributions to shareholders from:
Net investment income	(0.04)		(0.13)	(0.08)	(0.13)	(0.01)	—
Realized gains	—		—	(0.01)	(0.03)	—	—
Return of Capital	—		(0.01)	—	—	—	—
Total distributions	(0.04)		(0.14)	(0.09)	(0.16)	(0.01)	—
Net Asset Value, End of Period	$11.49		$10.90	$10.83	$10.46	$10.54	$10.17
Total Return (b)	5.74	% (e)	1.95%	4.51%	0.74%	3.71%	1.70	% (e)(f)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$36		$34	$34	$273	$256	$142
Ratio of expenses to average net assets,
before reimbursement (d)	2.29	% (c)	2.39%	2.75%	3.01%	8.13%	89.12	% (c)
net of reimbursement (d)	1.75	% (c)	1.75%	1.75%	1.75%	1.75%	2.50	% (c)
Ratio of net investment income (loss) to average net assets (d)(g)	0.85	% (c)	0.92%	1.05%	0.93%	0.63%	(0.18	)% (c)
Portfolio turnover rate	19.97	% (e)	20.91%	34.73%	27.38%	2.91%	44.11	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and does not reflect the impact of any sales charges.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)
Net Asset Value, Beginning of Period	$10.96		$10.88	$10.51	$10.57	$10.19	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.10		0.20	0.19	0.20	0.16	0.12
Net gain (loss) from securities (both realized and unrealized)	0.57		0.11	0.38	(0.02)	0.29	0.07
Total from operations	0.67		0.31	0.57	0.18	0.45	0.19
Distributions to shareholders from:
Net investment income	(0.07)		(0.20)	(0.19)	(0.21)	(0.07)	—
Realized gains	—		—	(0.01)	(0.03)	—	—
Return of Capital	—		(0.03)	—	—	—	—
Total distributions	(0.07)		(0.23)	(0.20)	(0.24)	(0.07)	—
Net Asset Value, End of Period	$11.56		$10.96	$10.88	$10.51	$10.57	$10.19
Total Return (b)	6.25	% (e)	2.83%	5.59%	1.67%	4.45%	1.90	% (e)(f)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$13,958		$14,051	$9,643	$6,285	$3,319	$4
Ratio of expenses to average net assets,
before reimbursement (d)	1.29	% (c)	1.40%	1.67%	2.01%	4.06%	88.12	% (c)
net of reimbursement (d)	0.85	% (c)	0.83%	0.75%	0.75%	0.75%	1.50	% (c)
Ratio of net investment income to average net assets (d)(g)	1.71	% (c)	1.83%	1.85%	1.91%	1.52%	1.40	% (c)
Portfolio turnover rate	19.97	% (e)	20.91%	34.73%	27.38%	2.91%	44.11	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)
Net Asset Value, Beginning of Period	$11.36		$11.32	$10.91	$10.74	$10.06	$10.00
Gain From Operations:
Net investment income (a)	0.08		0.16	0.16	0.16	0.13	0.04
Net gain from securities (both realized and unrealized)	1.14		0.08	0.40	0.24	0.64	0.02
Total from operations	1.22		0.24	0.56	0.40	0.77	0.06
Distributions to shareholders from:
Net investment income	(0.08)		(0.18)	(0.15)	(0.17)	(0.09)	—
Realized gains	—		—	—	(0.06)	—	—
Return of Capital	—		(0.02)	—	—	—	—
Total distributions	(0.08)		(0.20)	(0.15)	(0.23)	(0.09)	—
Net Asset Value, End of Period	$12.50		$11.36	$11.32	$10.91	$10.74	$10.06
Total Return (b)	10.65	% (e)	2.10%	5.20%	3.68%	7.62%	0.60	% (e)(f)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,290		$1,297	$1,546	$1,478	$1,169	$759
Ratio of expenses to average net assets,
before reimbursement (d)	1.10	% (c)	1.18%	1.32%	1.46%	4.38%	26.54	% (c)
net of reimbursement (d)	1.00	% (c)	1.00%	1.00%	1.00%	1.00%	1.75	% (c)
Ratio of net investment income to average net assets (d)(g)	1.28	% (c)	1.41%	1.44%	1.50%	1.23%	0.47	% (c)
Portfolio turnover rate	11.19	% (e)	9.35%	24.47%	23.87%	3.85%	67.12	% (e)

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)
Net Asset Value, Beginning of Period	$11.24		$11.23	$10.85	$10.71	$10.06	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.03		0.07	0.04	0.10	0.05	0.16
Net gain (loss) from securities (both realized and unrealized)	1.12		0.08	0.42	0.22	0.65	(0.10)
Total from operations	1.15		0.15	0.46	0.32	0.70	0.06
Distributions to shareholders from:
Net investment income	(0.05)		(0.13)	(0.08)	(0.12)	(0.05)	—
Realized gains	—		—	—	(0.06)	—	—
Return of Capital	—		(0.01)	—	—	—	—
Total distributions	(0.05)		(0.14)	(0.08)	(0.18)	(0.05)	—
Net Asset Value, End of Period	$12.34		$11.24	$11.23	$10.85	$10.71	$10.06
Total Return (b)	10.22	% (e)	1.36%	4.30%	2.91%	6.92%	0.60	% (e)(f)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$17		$15	$15	$61	$29	$13
Ratio of expenses to average net assets,
before reimbursement (d)	1.84	% (c)	1.93%	2.07%	2.21%	4.90%	27.29	% (c)
net of reimbursement (d)	1.75	% (c)	1.75%	1.75%	1.75%	1.75%	2.50	% (c)
Ratio of net investment income to average net assets (d)(g)	0.56	% (c)	0.67%	0.41%	0.87%	0.44%	1.84	% (c)
Portfolio turnover rate	11.19	% (e)	9.35%	24.47%	23.87%	3.85%	67.12	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and does not reflect the impact of any sales charges.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017	June 30, 2016*
	(Unaudited)
Net Asset Value, Beginning of Period	$11.42		$11.38	$10.97	$10.79		$10.06	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.09		0.18	0.19	0.20		0.16	0.09
Net gain (loss) from securities (both realized and unrealized)	1.12		0.08	0.39	0.23		0.68	(0.03)
Total from operations	1.21		0.26	0.58	0.43		0.84	0.06
Distributions to shareholders from:
Net investment income	(0.07)		(0.19)	(0.17)	(0.19)		(0.11)	—
Realized gains	—		—	—	(0.06)		—	—
Return of Capital	—		(0.03)	—	—		—	—
Total distributions	(0.07)		(0.22)	(0.17)	(0.25)		(0.11)	—
Net Asset Value, End of Period	$12.56		$11.42	$11.38	$10.97		$10.79	$10.06
Total Return (b)	10.73	% (e)	2.29%	5.42%	3.97	% (f)	8.34%	0.60	% (e)(f)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$59,082		$49,062	$33,885	$24,229		$10,022	$70
Ratio of expenses to average net assets,
before reimbursement (d)	0.84	% (c)	0.93%	1.07%	1.22%		2.38%	26.29	% (c)
net of reimbursement (d)	0.84	% (c)	0.83%	0.75%	0.75%		0.75%	1.50	% (c)
Ratio of net investment income to average net assets (d)(g)	1.52	% (c)	1.59%	1.69%	1.80%		1.51%	1.01	% (c)
Portfolio turnover rate	11.19	% (e)	9.35%	24.47%	23.87%		3.85%	67.12	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)
Net Asset Value, Beginning of Period	$12.00		$11.85	$11.51	$11.06	$10.05	$10.00
Gain From Operations:
Net investment income (a)	0.06		0.13	0.14	0.16	0.12	0.03
Net gain from securities (both realized and unrealized)	1.73		0.18	0.39	0.55	0.96	0.02
Total from operations	1.79		0.31	0.53	0.71	1.08	0.05
Distributions to shareholders from:
Net investment income	(0.06)		(0.16)	(0.12)	(0.20)	(0.07)	—
Realized gains	—		—	(0.07)	(0.06)	—	—
Total distributions	(0.06)		(0.16)	(0.19)	(0.26)	(0.07)	—
Net Asset Value, End of Period	$13.73		$12.00	$11.85	$11.51	$11.06	$10.05
Total Return (b)	14.88	% (e)	2.62%	4.77%	6.39%	10.74%	0.50	% (e)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$2,141		$2,363	$1,751	$1,385	$1,329	$536
Ratio of expenses to average net assets,
before reimbursement (d)	1.02	% (c)	1.05%	1.16%	1.24%	2.88%	19.78	% (c)
net of reimbursement (d)	1.00	% (c)	1.00%	1.00%	1.00%	1.00%	1.75	% (c)
Ratio of net investment income to average net assets (d)(g)	0.92	% (c)	1.12%	1.23%	1.40%	1.13%	0.40	% (c)
Portfolio turnover rate	13.82	% (e)	7.38%	29.89%	25.45%	2.89%	89.86	% (e)

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)
Net Asset Value, Beginning of Period	$11.78		$11.67	$11.39	$10.98	$10.00	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.01		0.04	0.04	0.07	0.03	(0.03)
Net gain from securities (both realized and unrealized)	1.68		0.18	0.39	0.54	0.96	0.03
Total from operations	1.69		0.22	0.43	0.61	0.99	—
Distributions to shareholders from:
Net investment income	(0.02)		(0.11)	(0.08)	(0.14)	(0.01)	—
Realized gains	—		—	(0.07)	(0.06)	—	—
Total distributions	(0.02)		(0.11)	(0.15)	(0.20)	(0.01)	—
Net Asset Value, End of Period	$13.45		$11.78	$11.67	$11.39	$10.98	$10.00
Total Return (b)	14.38	% (e)	1.90%	3.93%	5.57%	9.91%	0.00	% (e)(f)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$88		$231	$359	$492	$448	$376
Ratio of expenses to average net assets,
before reimbursement (d)	1.77	% (c)	1.80%	1.91%	1.99%	4.16%	20.53	% (c)
net of reimbursement (d)	1.75	% (c)	1.75%	1.75%	1.75%	1.75%	2.50	% (c)
Ratio of net investment income (loss) to average net assets (d)(g)	0.18	% (c)	0.30%	0.37%	0.66%	0.29%	(0.39	)% (c)
Portfolio turnover rate	13.82	% (e)	7.38%	29.89%	25.45%	2.89%	89.86	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and does not reflect the impact of any sales charges.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017	June 30, 2016*
	(Unaudited)
Net Asset Value, Beginning of Period	$12.03		$11.87	$11.53	$11.04		$10.06	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.08		0.16	0.17	0.19		0.16	(0.02)
Net gain from securities (both realized and unrealized)	1.72		0.18	0.38	0.55		0.91	0.08
Total from operations	1.80		0.34	0.55	0.74		1.07	0.06
Distributions to shareholders from:
Net investment income	(0.06)		(0.18)	(0.14)	(0.19)		(0.09)	—
Realized gains	—		—	(0.07)	(0.06)		—	—
Total distributions	(0.06)		(0.18)	(0.21)	(0.25)		(0.09)	—
Net Asset Value, End of Period	$13.77		$12.03	$11.87	$11.53		$11.04	$10.06
Total Return (b)	15.00	% (e)	2.88%	4.95%	6.71	% (f)	10.62%	0.60	% (e)(f)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$159,691		$132,873	$112,597	$74,300		$39,589	$669
Ratio of expenses to average net assets,
before reimbursement (d)	0.77	% (c)	0.81%	0.91%	0.99%		1.76%	19.53	% (c)
net of reimbursement (d)	0.77	% (c)	0.79%	0.75%	0.75%		0.75%	1.50	% (c)
Ratio of net investment income (loss) to average net assets (d)(g)	1.25	% (c)	1.32%	1.47%	1.68%		1.50%	(0.18	)% (c)
Portfolio turnover rate	13.82	% (e)	7.38%	29.89%	25.45%		2.89%	89.86	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)
Net Asset Value, Beginning of Period	$12.64		$12.48	$12.05	$11.29	$10.00	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.04		0.12	0.13	0.15	0.11	0.03
Net gain (loss) from securities (both realized and unrealized)	2.35		0.22	0.42	0.79	1.23	(0.03	) (f)
Total from operations	2.39		0.34	0.55	0.94	1.34	0.00
Distributions to shareholders from:
Net investment income	(0.04)		(0.16)	(0.09)	(0.13)	(0.05)	—
Realized gains	—		(0.02)	(0.03)	(0.05)	—	—
Total distributions	(0.04)		(0.18)	(0.12)	(0.18)	(0.05)	—
Net Asset Value, End of Period	$14.99		$12.64	$12.48	$12.05	$11.29	$10.00
Total Return (b)	18.93	% (e)	2.68%	4.72%	8.29%	13.41%	0.00	% (e)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$616		$1,113	$737	$576	$308	$163
Ratio of expenses to average net assets,
before reimbursement (d)	1.06	% (c)	1.13%	1.25%	1.35%	3.53%	46.16	% (c)
net of reimbursement (d)	1.00	% (c)	1.00%	1.00%	1.00%	1.00%	1.75	% (c)
Ratio of net investment income to average net assets (d)(g)	0.53	% (c)	1.00%	1.08%	1.27%	1.04%	0.31	% (c)
Portfolio turnover rate	8.33	% (e)	5.09%	27.81%	16.46%	1.78%	70.86	% (e)

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)
Net Asset Value, Beginning of Period	$12.54		$12.33	$11.90	$11.19	$9.94	$10.00
Gain (Loss) From Operations:
Net investment income (loss)(a)	0.01		0.02	0.04	0.06	0.02	(0.03)
Net gain (loss) from securities (both realized and unrealized)	2.31		0.21	0.42	0.78	1.23	(0.03	) (f)
Total from operations	2.32		0.23	0.46	0.84	1.25	(0.06)
Distributions to shareholders from:
Net investment income	—		—	—	(0.08)	—	—
Realized gains	—		(0.02)	(0.03)	(0.05)	—	—
Total distributions	—		(0.02)	(0.03)	(0.13)	—	—
Net Asset Value, End of Period	$14.86		$12.54	$12.33	$11.90	$11.19	$9.94
Total Return (b)	18.50	% (e)	1.90%	3.91%	7.55%	12.58%	(0.60	)% (e)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$110		$93	$192	$184	$142	$122
Ratio of expenses to average net assets,
before reimbursement (d)	1.81	% (c)	1.88%	2.00%	2.10%	4.48%	46.91	% (c)
net of reimbursement (d)	1.75	% (c)	1.75%	1.75%	1.75%	1.75%	2.50	% (c)
Ratio of net investment income (loss) to average net assets (d)(g)	0.11	% (c)	0.20%	0.30%	0.47%	0.21%	(0.41	)% (c)
Portfolio turnover rate	8.33	% (e)	5.09%	27.81%	16.46%	1.78%	70.86	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and does not reflect the impact of any sales charges.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	The amount of net realized and unrealized loss on investment per share for the period ended June 30, 2016 does not accord with the amounts in the Statements of Operations due to the timing of sales of Fund shares in relation to fluctuating market values.

(g)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2020		June 30, 2020		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)
Net Asset Value, Beginning of Period	$12.62		$12.48		$12.05	$11.26	$10.00	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.08		0.15		0.16	0.18	0.15	0.06
Net gain (loss) from securities (both realized and unrealized)	2.34		0.20		0.41	0.80	1.18	(0.06	) (f)
Total from operations	2.42		0.35		0.57	0.98	1.33	0.00
Distributions to shareholders from:
Net investment income	(0.10)		(0.19)		(0.11)	(0.14)	(0.07)	—
Realized gains	—		(0.02)		(0.03)	(0.05)	—	—
Total distributions	(0.10)		(0.21)		(0.14)	(0.19)	(0.07)	—
Net Asset Value, End of Period	$14.94		$12.62		$12.48	$12.05	$11.26	$10.00
Total Return (b)	19.05	% (e)	2.75	% (h)	4.99%	8.70%	13.28%	0.00	% (e)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$96,337		$76,378		$58,568	$34,772	$13,493	$99
Ratio of expenses to average net assets,
before reimbursement (d)	0.81	% (c)	0.88%		1.00%	1.10%	2.26%	45.91	% (c)
net of reimbursement (d)	0.81	% (c)	0.83%		0.75%	0.75%	0.75%	1.50	% (c)
Ratio of net investment income to average net assets (d)(g)	1.08	% (c)	1.20%		1.37%	1.54%	1.41%	0.65	% (c)
Portfolio turnover rate	8.33	% (e)	5.09%		27.81%	16.46%	1.78%	70.86	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	The amount of net realized and unrealized loss on investment per share for the period ended June 30, 2016 does not accord with the amounts in the Statements of Operations due to the timing of of Fund shares in relation to fluctuating market values.

(g)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)
Net Asset Value, Beginning of Period	$13.38		$13.30	$12.84	$11.90	$10.14	$10.00
Gain From Operations:
Net investment income (a)	0.06		0.11	0.12	0.14	0.11	0.04
Net gain from securities (both realized and unrealized)	2.89		0.37	0.44	1.01	1.65	0.10
Total from operations	2.95		0.48	0.56	1.15	1.76	0.14
Distributions to shareholders from:
Net investment income	(0.06)		(0.18)	(0.04)	(0.14)	—	—
Realized gains	(0.17)		(0.22)	(0.06)	(0.07)	—	—
Total distributions	(0.23)		(0.40)	(0.10)	(0.21)	—	—
Net Asset Value, End of Period	$16.10		$13.38	$13.30	$12.84	$11.90	$10.14
Total Return (b)	22.02	% (e)	3.53%	4.56%	9.68%	17.36%	1.40	% (e)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$110		$88	$84	$81	$53	$22
Ratio of expenses to average net assets,
before reimbursement (d)	1.25	% (c)	1.36%	1.45%	1.71%	9.40%	51.22	% (c)
net of reimbursement (d)	1.00	% (c)	1.00%	1.00%	1.00%	1.00%	1.75	% (c)
Ratio of net investment income to average net assets (d)(f)	0.74	% (c)	0.87%	0.93%	1.12%	1.01%	0.43	% (c)
Portfolio turnover rate	8.64	% (e)	4.87%	46.78%	17.45%	6.24%	79.72	% (e)

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)
Net Asset Value, Beginning of Period	$12.99		$12.93	$12.53	$11.61	$10.08	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	—		0.01	0.02	0.04	0.02	(0.03)
Net gain from securities (both realized and unrealized)	2.81		0.36	0.44	0.99	1.51	0.11
Total from operations	2.81		0.37	0.46	1.03	1.53	0.08
Distributions to shareholders from:
Net investment income	—		(0.09)	—	(0.04)	—	—
Realized gains	(0.17)		(0.22)	(0.06)	(0.07)	—	—
Total distributions	(0.17)		(0.31)	(0.06)	(0.11)	—	—
Net Asset Value, End of Period	$15.63		$12.99	$12.93	$12.53	$11.61	$10.08
Total Return (b)	21.63	% (e)	2.74%	3.80%	8.89%	15.18%	0.80	% (e)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$262		$216	$178	$152	$139	$121
Ratio of expenses to average net assets,
before reimbursement (d)	2.00	% (c)	2.12%	2.20%	2.48%	14.24%	51.97	% (c)
net of reimbursement (d)	1.75	% (c)	1.75%	1.75%	1.75%	1.75%	2.50	% (c)
Ratio of net investment income (loss) to average net assets (d)(f)	-0.01	% (c)	0.11%	0.19%	0.31%	0.22%	(0.34	)% (c)
Portfolio turnover rate	8.64	% (e)	4.87%	46.78%	17.45%	6.24%	79.72	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and does not reflect the impact of any sales charges.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2020		June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)
Net Asset Value, Beginning of Period	$12.19		$13.12	$12.67	$11.73	$10.11	$10.00
Gain From Operations:
Net investment income (a)	0.07		0.14	0.15	0.17	0.24	0.05
Net gain from securities (both realized and unrealized)	3.85		0.36	0.43	1.00	1.38	0.06
Total from operations	3.92		0.50	0.58	1.17	1.62	0.11
Distributions to shareholders from:
Net investment income	(0.09)		(0.21)	(0.07)	(0.16)	—	—
Realized gains	(0.17)		(0.22)	(0.06)	(0.07)	—	—
Total distributions	(0.26)		(0.43)	(0.13)	(0.23)	—	—
Net Asset Value, End of Period	$15.85		$13.19	$13.12	$12.67	$11.73	$10.11
Total Return (b)	22.15	% (e)	3.73%	4.86%	9.98%	16.02%	1.10	% (e)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$32,847		$25,976	21,610	15,889	$7,471	$35
Ratio of expenses to average net assets,
before reimbursement (d)	1.00	% (c)	1.11%	1.20%	1.48%	4.80%	50.97	% (c)
net of reimbursement (d)	0.85	% (c)	0.83%	0.75%	0.75%	0.75%	1.50	% (c)
Ratio of net investment income to average net assets (d)(f)	0.91	% (c)	1.05%	1.22%	1.37%	2.12%	0.60	% (c)
Portfolio turnover rate	8.64	% (e)	4.87%	46.78%	17.45%	6.24%	79.72	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2020

1.	ORGANIZATION

The Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund and Ladenburg Aggressive Growth Fund (each a “Fund” and collectively the “Funds”) are each a series of Northern Lights Fund Trust, a Delaware statutory trust organized on January 19, 2005 (the “Trust”). The Trust is registered as an open -end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a diversified investment management company. The Ladenburg Income Fund’s investment objective is to provide current income and capital preservation; the Ladenburg Income & Growth Fund’s investment objective is to provide current income and capital preservation; the Ladenburg Growth and Income Fund’s investment objective is to provide long-term growth of capital; the Ladenburg Growth Fund’s investment objective is to provide long-term growth of capital; and the Ladenburg Aggressive Growth Fund’s investment objective is to maximize long-term growth of capital.

Each Fund offers three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. Each class represents an interest in the same assets of a Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Funds commenced operations on August 24, 2015.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short -term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2020

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the applicable Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open -end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. The shares of many closed-end investments companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2020

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2020 for the Funds’ investments measured at fair value:

Ladenburg Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$438,174	$—	$—	$438,174
Exchange Traded Funds	13,804,219	—	—	13,804,219
Total	$14,242,393	$—	$—	$14,242,393

Ladenburg Income & Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,392,693	$—	$—	$2,392,693
Exchange Traded Funds	57,444,183	—	—	57,444,183
Short-Term Investment	1,113,404	—	—	1,113,404
Total	$60,950,280	$—	$—	$60,950,280

Ladenburg Growth & Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$11,283,020	$—	$—	$11,283,020
Exchange Traded Funds	148,987,477	—	—	148,987,477
Short-Term Investment	2,409,401	—	—	2,409,401
Total	$162,679,898	$—	$—	$162,679,898

Ladenburg Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$6,653,717	$—	$—	$6,653,717
Exchange Traded Funds	89,330,108	—	—	89,330,108
Short-Term Investment	1,189,746	—	—	1,189,746
Total	$97,173,571	$—	$—	$97,173,571

Ladenburg Aggressive Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,593,211	$—	$—	$2,593,211
Exchange Traded Funds	29,946,650	—	—	29,946,650
Short-Term Investment	613,410	—	—	613,410
Total	$33,153,271	$—	$—	$33,153,271

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Portfolios of Investments for security classifications.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2020

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. ETFs are valued at the last close price. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for the Ladenburg Income, Ladenburg Income & Growth, and Ladenburg Growth & Income Funds. Ladenburg Growth and Ladenburg Aggressive Growth Funds make distributions annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2018 through June 30, 2020 or expected to be taken in the Funds’ June 30, 2021 year end.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Fund	Purchases	Sales
Ladenburg Income Fund	$3,021,256	$3,526,124
Ladenburg Income & Growth Fund	12,779,525	5,939,077
Ladenburg Growth & Income Fund	32,457,304	19,759,479
Ladenburg Growth Fund	14,618,455	6,939,377
Ladenburg Aggressive Growth Fund	3,932,542	2,483,744

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2020

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Ladenburg Thalmann Asset Management Inc. serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an advisory agreement between the Trust, on behalf of each Fund, and LTAM, investment advisory services are provided to each Fund (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.50% of the average daily net assets of each Fund.

During the six months ended December 31, 2020, the Advisory fees accrued for the Funds were as follows:

Fund	Advisory Fees
Ladenburg Income Fund	$39,922
Ladenburg Income & Growth Fund	137,290
Ladenburg Growth & Income Fund	375,389
Ladenburg Growth Fund	216,925
Ladenburg Aggressive Growth Fund	75,230

The Advisor has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2021, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs (such as interest and dividend expense on securities sold short); taxes and extraordinary expenses, such as litigation expenses (other than the advisor) of each Fund does not exceed 1.00%, 1.75% and 0.85% of each Fund’s average daily net assets attributable to each Fund’s Class A, Class C and Class I shares, respectively.

During the six months ended December 31, 2020, the Advisor waived advisory fees and reimbursed expenses for the Funds as follows:

Fund	Waived/Reimbursed
Ladenburg Income Fund	$35,759
Ladenburg Income & Growth Fund	6,467
Ladenburg Growth & Income Fund	6,169
Ladenburg Growth Fund	4,192
Ladenburg Aggressive Growth Fund	22,374

Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three-year basis (within the three years from the date the Advisor waived any payment or reimbursed any expense) if such recoupment can be achieved within the expense limit in place at the time of waiver or the current expense limitation and the repayment is approved by the Board.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2020

During the six months ended December 31, 2020, the Advisor waived advisory fees and reimbursed expenses, subject to recapture through the following dates, for the Funds as follows:

	June 30, 2021	June 30, 2022	June 30, 2023
Fund	Waived/Reimbursed	Waived/Reimbursed	Waived/Reimbursed	Total
Ladenburg Income Fund	$81,601	$82,097	$71,489	$235,187
Ladenburg Income & Growth Fund	86,324	95,081	42,325	223,730
Ladenburg Growth & Income Fund	140,516	148,929	20,324	309,769
Ladenburg Growth Fund	83,388	118,115	35,935	237,438
Ladenburg Aggressive Growth Fund	78,399	90,394	67,536	236,329

The Trust, with respect to the Funds, has adopted Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”) for each of Class A and Class C shares pursuant to which each Fund is authorized to pay the Ladenburg Thalmann and Co. (the “Distributor”), as compensation for the Distributor’s account maintenance services under the Plans, a distribution and shareholder servicing fee at the rate of up to 0.25% for Class A shares and up to 1.00% for Class C shares of the Funds’ average daily net assets attributable to the relevant class. There is no Plan for Class I shares. Such fees are to be paid by the Funds monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Funds’ average daily net assets during the preceding month, and shall be calculated and accrued daily. The Funds may pay fees to the Distributor at a lesser rate, as agreed upon by the Board and the Distributor. The Plans authorize payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services. The Funds will bear their own costs of distribution with respect to its shares. During the six months ended December 31, 2020, the Funds were charged pursuant to the Plan as follows:

Fund	12b-1 Fees
Ladenburg Income Fund	$817
Ladenburg Income & Growth Fund	1,712
Ladenburg Growth & Income Fund	3,749
Ladenburg Growth Fund	1,486
Ladenburg Aggressive Growth Fund	1,321

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended December 31, 2020, the Distributor received $85, $64, $3,242, $170, and $ 142 for Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, respectively, in underwriting commissions for sales of Class A and Class C shares. For the Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund $15, $11, $585, $26, and $25 was retained by the principal underwriter or other affiliated broker-dealers.

Gemini Fund Services, LLC (“GFS”)

GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of the GFS provide services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2020

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Additionally, the Distributor, an affiliate of the Advisor, executed portfolio trades on behalf of the Funds for which it received no trade commissions during the period ended December 31, 2020.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of control of the portfolio under section 2(a)(9) of the 1940 Act. As of December 31, 2020, National Financial Services held 74.15%, 77.36%, 74.34%, 72.18% and 77.49% of the Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, respectively, and may be deemed to control a Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
Ladenburg Income Fund	$13,122,082	$1,120,903	$(592)	$1,120,311
Ladenburg Income & Growth Fund	53,091,145	7,859,548	(413)	7,859,135
Ladenburg Growth & Income Fund	134,681,435	28,000,743	(2,280)	27,998,463
Ladenburg Growth Fund	77,927,512	19,246,059	—	19,246,059
Ladenburg Aggressive Growth Fund	25,788,054	7,365,299	(82)	7,365,217

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2020 and June 30, 2019 was as follows:

	For the year ended June 30, 2020:
	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
Ladenburg Income Fund	$230,169	$—	$32,796	$262,965
Ladenburg Income & Growth Fund	705,557	—	112,178	817,735
Ladenburg Growth & Income Fund	1,884,039	—	42,611	1,926,650
Ladenburg Growth Fund	1,041,761	101,589	—	1,143,350
Ladenburg Aggressive Growth Fund	371,194	385,915	—	757,109

	For the year ended June 30, 2019:
	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
Ladenburg Income Fund	$159,958	$9,882	$—	$169,840
Ladenburg Income & Growth Fund	466,636	—	—	$466,636
Ladenburg Growth & Income Fund	1,158,725	556,573	—	$1,715,298
Ladenburg Growth Fund	359,491	193,758	—	$553,249
Ladenburg Aggressive Growth Fund	140,223	88,433	—	$228,656

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2020

As of June 30, 2020, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss		Total
	Ordinary	Long-Term	and	Carry	Unrealized	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Appreciation	Earnings
Ladenburg Income Fund	$—	$—	$(301,862)	$(5,937)	$759,538	$451,739
Ladenburg Income & Growth Fund	—	—	(1,534,923)	(102,034)	3,487,863	1,850,906
Ladenburg Growth & Income Fund	—	—	(3,915,495)	(170,678)	12,216,871	8,130,698
Ladenburg Growth Fund	127,818	—	(1,619,223)	—	6,130,494	4,639,089
Ladenburg Aggressive Growth Fund	40,424	—	(252,907)	—	2,157,651	1,945,168

The difference between book basis and tax basis accumulated net realized gain/(loss) and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Ladenburg Income Fund	$301,862
Ladenburg Income & Growth Fund	1,534,923
Ladenburg Growth & Income Fund	3,915,495
Ladenburg Growth Fund	1,619,223
Ladenburg Aggressive Growth Fund	252,907

At June 30, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Ladenburg Income Fund	$5,937	$—	$5,937	$16,344
Ladenburg Income & Growth Fund	102,034	—	102,034	36,295
Ladenburg Growth & Income Fund	170,678	—	170,678	—
Ladenburg Growth Fund	—	—	—	—
Ladenburg Aggressive Growth Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of distribution reclass, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2020 as follows:

Paid
	In	Accumulated
Fund	Capital	Earnings
Ladenburg Income Fund	$—	$—
Ladenburg Income & Growth Fund	—	—
Ladenburg Growth & Income Fund	(42,611)	42,611
Ladenburg Growth Fund	—	—
Ladenburg Aggressive Growth Fund	—	—

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2020

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Ladenburg Growth Fund and Ladenburg Aggressive Growth Fund currently seeks to achieve its investment objectives by investing a portion of the assets in the Schwab U.S. Large-Cap Growth ETF. Additionally the Ladenburg Aggressive Growth Fund seeks to achieve its investment objectives by investing a portion of the assets in the Schwab U.S. Large-Cap Value ETF. The Ladenburg Income Fund currently seeks to achieve its investment objectives by investing a portion of the assets in the SPDR Doubleline Total Return Tactical ETF (collectively, with Schwab U.S. Large-Cap Growth ETF and Schwab U.S. Large-Cap Value ETF, the “Securities”) The Funds may redeem its investment in the Securities at any time if the Advisor determines that it is in the best interest of the Funds and its shareholders to do so.

The performance of the Funds will be directly affected by the performance of the Securities. The financial statements of the Securities, including its portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of December 31, 2020, the percentage of the Ladenburg Growth Fund’s and the Ladenburg Aggressive Growth Fund’s net assets invested in the Schwab U.S Large-Cap Growth ETF was 26.1% and 35.1%, respectively. As of December 31,2020 the Ladenburg Aggressive Growth Fund’s net assets invested in the Schwab U.S. Large-Cap Value ETF was 26.5%. As of December 31, 2020, the percentage of the Ladenburg Income Fund’s net assets invested in the SPDR Doubleline Total Return Tactical ETF was 28.0%.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Ladenburg Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
December 31, 2020

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads and redemption fees) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning July 1, 2020 and held through December 31, 2020.

Actual Expenses: The “Actual Expenses” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $ 1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads) . Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning		Expenses Paid
	Annualized	Account Value	Ending Account	During	Ending Account	Expenses Paid
Class A	Expense Ratio	07/01/20	Value 12/31/20	Period*	Value 12/31/20	During Period*
Ladenburg Income Fund	1.00%	$1,000.00	$1,061.90	$5.20	$1,020.16	$5.09
Ladenburg Income & Growth Fund	1.00%	$1,000.00	$1,106.50	$5.31	$1,020.16	$5.09
Ladenburg Growth & Income Fund	1.00%	$1,000.00	$1,148.80	$5.42	$1,020.16	$5.09
Ladenburg Growth Fund	1.00%	$1,000.00	$1,189.30	$5.52	$1,020.16	$5.09
Ladenburg Aggressive Growth Fund	1.00%	$1,000.00	$1,220.20	$5.60	$1,020.16	$5.09

Class C
Ladenburg Income Fund	1.75%	$1,000.00	$1,057.40	$9.08	$1,016.38	$8.89
Ladenburg Income & Growth Fund	1.75%	$1,000.00	$1,102.20	$9.27	$1,016.38	$8.89
Ladenburg Growth & Income Fund	1.75%	$1,000.00	$1,143.80	$9.46	$1,016.38	$8.89
Ladenburg Growth Fund	1.75%	$1,000.00	$1,185.00	$9.64	$1,016.38	$8.89
Ladenburg Aggressive Growth Fund	1.75%	$1,000.00	$1,216.30	$9.78	$1,016.38	$8.89

Class I
Ladenburg Income Fund	0.85%	$1,000.00	$1,062.50	$4.42	$1,020.92	$4.33
Ladenburg Income & Growth Fund	0.84%	$1,000.00	$1,107.30	$4.46	$1,020.97	$4.28
Ladenburg Growth & Income Fund	0.77%	$1,000.00	$1,150.00	$4.17	$1,021.32	$3.92
Ladenburg Growth Fund	0.81%	$1,000.00	$1,190.50	$4.47	$1,021.12	$4.13
Ladenburg Aggressive Growth Fund	0.85%	$1,000.00	$1,221.50	$4.76	$1,020.92	$4.33

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended December 31, 2020 (184) divided by the number of days in the fiscal year (365).

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

Each Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended December 31, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that each Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) each Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) each Fund’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-928-9774 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-928-9774.

INVESTMENT ADVISOR
Ladenburg Thalmann Asset Management Inc.
277 Park Avenue, 26th Floor
New York, NY 10172

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/9/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/9/21

By (Signature and Title)

/s/Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 3/9/21